Long-term investments (Details 2) (Cummins Westport, Inc. [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Cummins Westport, Inc. [Member]
Current assets:
Cash and short-term investments		$ 73,736	$ 44,371
Accounts receivable		4,645	6,995
Current portion of deferred income tax assets		13,958	7,304
Other current assets		210	225
Long-term assets:
Property, plant and equipment		1,096	896
Deferred income tax assets		21,698	9,786
Current liabilities		115,343	69,577
Long-term liabilities
Current portion of warranty liability		18,395	13,317
Current portion of deferred revenue		5,478	3,862
Accounts payable and accrued liabilities		7,772	9,401
Current liabilities		31,645	26,580
Long-term liabilities:
Warranty liability		49,174	17,501
Deferred revenue		17,815	9,968
Other long-term liabilities		2,400	1,312
Long-term liabilities		69,389	28,781
Total liabilities		101,034	55,361
Product revenue	114,518	261,012	161,741
Parts revenue	24,326	49,639	36,274
Total revenue	138,844	310,651	198,015
Cost of revenue and expenses:
Cost of product and parts revenue	78,837	246,403	136,575
Research and development	6,720	21,522	12,114
General and administrative	796	1,348	1,417
Sales and marketing	9,659	17,839	12,541
Foreign exchange loss	17	(7)	(18)
Bank charges, interest and other	369	607	472
Equity Method Investment Summarized Financial Information Cost of Revenue and Expenses	96,398	287,712	163,101
Income before undernoted	42,446	22,939	34,914
Interest and investment income	297	117	530
Income before income taxes	42,743	23,056	35,444
Income tax expense (recovery)
Current	18,602	24,600	16,362
Deferred	(1,775)	(18,566)	(6,517)
Income tax recovery (expense)	16,827	6,034	9,845
Income for the period	$ 25,916	$ 17,022	$ 25,599